RANSON & ASSOCIATES, INC.
                         250 NORTH ROCK ROAD, SUITE 150
                             WICHITA, KANSAS  67206

                                December 18, 2000



Securities and Exchange Commission
450 Fifth Street, N. W.
Washington D.C. 20549-1004

Attn:     Filing Desk, Stop 1-4


     Re:             Ranson Unit Investment Trusts, Series 102
                      (File No. 333-50856) (CIK No. 1117955)
                     -----------------------------------------

Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Amendment No. 1, which was the most recent Amendment to the Registration Statement, filed electronically with the Commission on December 13, 2000.


                                Very truly yours,



                                RANSON & ASSOCIATES, INC.